UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	7/31

Date of reporting period:	10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mirzam Capital Appreciation Fund
Schedule of Investments
October 31, 2009
(Unaudited)

Common Stocks - 88.28%	Shares	Value

Agriculture Chemicals - 4.11%
Syngenta AG (b)	5,000	$ 236,650

Bituminous Coal & Lignite Surface Mining - 1.59%
Yanzhou Coal Mining Company Ltd. (b)	6,000	91,800

Cable & Other Pay Television Services - 0.94%
Net Servicos de Comunicacao S.A. (b)	4,400	54,076

Cement, Hydraulic - 2.46%
Eagle Materials, Inc.	5,700	141,645

Crude Petroleum & Natural Gas - 5.26%
PetroChina Co., Ltd. (b)	1,100	132,044
Unit Corp. (a)	4,380	171,170
		303,214

Cutlery, Handtools & General Hardware - 1.14%
Simpson Manufacturing Co., Inc.	2,800	65,492

Deep Sea Foreign Transportation of Freight - 3.46%
DryShips, Inc. (a)	6,900	41,676
Ship Finance International, Ltd.	13,900	158,043
		199,719

Electric Services - 1.27%
CPFL Energia S.A. (b)	1,400	73,192

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.23%
Emerson Electric Co.	3,400	128,350

Food & Kindred Products - 3.85%
Campbell Soup Co.	2,000	63,500
Nestle SA (b)	3,400	158,168
		221,668

Industrial Organic Chemicals - 1.79%
Methanex Corp.	6,000	102,900

Meat Packing Plants - 1.17%
Seaboard Corp.	50	67,550

Metal Mining - 4.86%
Freeport-McMoRan Copper & Gold, Inc.	600	44,016
Southern Copper Corp.	7,500	236,250
		280,266

Natural Gas Transmission - 3.38%
TransCanada Corp.	6,370	194,540

Oil & Gas Field Exploration Services - 1.94%
Compagnie Generale de Geophysique - Veritas (a) (b)	5,650	112,096

Personal Credit Institutions - 0.27%
Advance America Cash Advance Centers, Inc.	3,200	15,808

Petroleum Refining - 3.37%
StatoilHydro ASA (b)	8,200	194,012

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
October 31, 2009
(Unaudited)

Common Stocks - 88.28% - continued	Shares	Value

Pharmaceutical Preparations - 9.51%
GlaxoSmithKline plc (b)	1,400	$ 57,624
Johnson & Johnson	2,150	126,957
Pfizer, Inc.	7,100	120,913
Teva Pharmaceutical Industries, Ltd. (b)	4,800	242,304
		547,798

Plastics, Materials, Synthetic Resins, & Nonvulcan Elastomers - 1.22%
Dow Chemical Company / The	3,000	70,440

Primary Production of Aluminum - 3.78%
Aluminum Corporation of China, Ltd. (a) (b)	8,000	217,600

Radiotelephone Communications - 2.85%
SK Telecom Co., Ltd. (b)	2,080	34,757
Tele Norte Leste Participacoes S.A. (b)	2,100	40,026
Vimpel - Communications (a) (b)	5,000	89,650
		164,433

Railroad Equipment - 0.14%
FreightCar America, Inc.	350	8,253

Refuse Systems - 0.28%
American Ecology Corp.	970	16,121

Retail - Variety Stores - 0.56%
Wal-Mart Stores, Inc.	650	32,292

Secondary Smelting & Refining of Nonferrous Metals - 0.95%
Titanium Metals Corp.	6,400	55,040

Services - Engineering, Accounting, Research, Management - 1.23%
Paychex, Inc.	2,500	71,025

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 10.80%
ArcelorMittal (b) (c)	3,000	102,060
Carpenter Technology Corp.	3,000	63,090
Gerdau S.A. (b)	8,000	120,800
Tenaris S.A. (b)	4,500	160,290
Ternium S.A. (a) (b)	7,000	175,910
		622,150

Surgical & Medical Instruments & Apparatus - 1.36%
China Medical Technologies, Inc. (b)	5,000	78,500

Telephone Communications (No Radiotelephone) - 11.59%
America Movil SAB de C.V. - Series A (b)	850	37,315
China Mobile, Ltd. (b)	4,000	186,920
Hutchison Telecommunications Hong Kong Holdings Ltd. (b)	3,000	7,650
Hutchison Telecommunications International, Ltd. (b)	3,000	8,880
PT Telekomunikasi Indonesia (b)	2,500	84,775
Telefonica S.A. (b)	3,000	251,790
Turkcell Iletisim Hizmetleri A.S. (b)	5,500	90,365
		667,695

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
October 31, 2009
(Unaudited)

Common Stocks - 88.28% - continued	Shares	Value

Women's, Misses', and Juniors Outerwear - 0.92%
Cherokee, Inc.	2,800	$ 53,004

TOTAL COMMON STOCKS (Cost $5,484,850)		5,087,329

Real Estate Investment Trusts - 0.06%

Anthracite Capital, Inc. (a)	4,600	3,312

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,686)		3,312

Limited Partnerships - 1.69%

Alliance Resource Partners, L.P.	1,000	37,460
Pope Resources, Ltd. LP	700	15,771
Terra Nitrogen Co., L.P.	425	44,264

TOTAL LIMITED PARTNERSHIPS (Cost $106,360)		97,495

Income Trusts - 3.57%

Pengrowth Energy Trust	12,120	111,504
Precision Drilling Trust	14,361	94,065

TOTAL INCOME TRUSTS (Cost $358,107)		205,569

Money Market Securities - 6.39%

Huntington Money Market Fund - Trust Shares, 0.01% (d)	368,416	368,416

TOTAL MONEY MARKET SECURITIES (Cost $368,416)		368,416

TOTAL INVESTMENTS (Cost $6,353,419) - 99.99%		$ 5,762,121

Other assets less liabilities - 0.01%		723

TOTAL NET ASSETS - 100.00%		$ 5,762,844

(a) Non-income producing.
(b) American Depositary Receipts.
(c) New York Registered
(d) Variable rate security; the money market rate shown represents the rate at October 31, 2009.

Tax Related
Unrealized appreciation		494,457
Unrealized depreciation		(1,085,755)
Net unrealized depreciation		$ (591,298)

Aggregate cost of securities for income tax purposes		$ 6,353,419

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
October 31, 2009
(Unaudited)
Percentage of
Diversification of Assets:	Net Assets
Bermuda	2.74%
Brazil	5.00%
Britain	1.00%
Canada	8.73%
China	9.02%
France	1.95%
Greece	0.72%
Hong Kong	3.53%
Indonesia	1.47%
Israel	4.21%
Luxembourg	7.60%
Mexico	0.65%
Norway	3.37%
Republic of Korea (South)	0.60%
Russian Federation	1.56%
Spain	4.37%
Switzerland	6.85%
Turkey	1.57%
United States	35.05%
Other assets less liabilities	0.01%
Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund

Notes to the Schedule of Investments

October 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, limited partnerships, and income trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, U.S. government securities, and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Mirzam Capital Appreciation Fund

Notes to the Schedule of Investments

October 31, 2009

(Unaudited)

These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at October 31, 2009 in valuing the Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 5,087,329	$ -	$ -	$ 5,087,329

Real Estate Investments Trusts	3,312	-	-	3,312
Limited Partnerships	97,495	-	-	97,495
Income Trusts	205,569	-	-	205,569
Money Market Securities	368,416	-	-	368,416

Total	$ 5,762,121	$ -	$ -	$ 5,762,121

*Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Melissa K. Gallagher __________
Melissa K. Gallagher, President

Date	12-22-09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Melissa K. Gallagher _______________
Melissa K. Gallagher, President

Date	12-22-09

By

______/s/ Christopher E. Kashmerick_______________

Christopher E. Kashmerick, Treasurer

Date	12-22-09